Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Carrying amount at beginning of period	€ 17,467,000	€ 18,601,000
Additions	708,000	718,000
Depreciation	(2,521,000)	(2,329,000)
Recognition of right-of-use asset		121,000
Effect of lease modification	592,000	415,000
Disposals	(6,000)	(59,000)
Movement for the period	(1,227,000)	(1,134,000)
Carrying amount at end of period	16,240,000	17,467,000
Research and development costs
Property, Plant and Equipment
Depreciation	(2,088,000)	(1,692,000)
General and administrative costs
Property, Plant and Equipment
Depreciation	(433,000)	(637,000)
Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	16,014,000	17,311,000
Additions	62,000	70,000
Depreciation	(1,852,000)	(1,884,000)
Recognition of right-of-use asset		121,000
Effect of lease modification	592,000	415,000
Transfer	(22,000)	(19,000)
Movement for the period	(1,220,000)	(1,297,000)
Carrying amount at end of period	14,794,000	16,014,000
Right-of-use assets	14,484,000	15,568,000
Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	1,432,000	1,215,000
Additions	643,000	643,000
Depreciation	(660,000)	(394,000)
Transfer	30,000	27,000
Disposals	(6,000)	(59,000)
Movement for the period	7,000	217,000
Carrying amount at end of period	1,439,000	1,432,000
Other
Property, Plant and Equipment
Carrying amount at beginning of period	21,000	75,000
Additions	3,000	5,000
Depreciation	(9,000)	(51,000)
Transfer	(8,000)	(8,000)
Movement for the period	(14,000)	(54,000)
Carrying amount at end of period	7,000	21,000
Cost
Property, Plant and Equipment
Carrying amount at beginning of period	27,820,000	26,625,000
Carrying amount at end of period	29,114,000	27,820,000
Cost | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	22,231,000	21,644,000
Carrying amount at end of period	22,863,000	22,231,000
Cost | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	4,245,000	3,634,000
Carrying amount at end of period	4,912,000	4,245,000
Cost | Other
Property, Plant and Equipment
Carrying amount at beginning of period	1,344,000	1,347,000
Carrying amount at end of period	1,339,000	1,344,000
Accumulated depreciation
Property, Plant and Equipment
Carrying amount at beginning of period	(10,353,000)	(8,024,000)
Carrying amount at end of period	(12,874,000)	(10,353,000)
Accumulated depreciation | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	(6,217,000)	(4,333,000)
Carrying amount at end of period	(8,069,000)	(6,217,000)
Accumulated depreciation | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	(2,813,000)	(2,419,000)
Carrying amount at end of period	(3,473,000)	(2,813,000)
Accumulated depreciation | Other
Property, Plant and Equipment
Carrying amount at beginning of period	(1,323,000)	(1,272,000)
Carrying amount at end of period	€ (1,332,000)	€ (1,323,000)